Summary of Significant Accounting Policies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Regulatory Assets and Liabilities Disclosure [Abstract]
Regulatory Assets, Current	$ 111	$ 64
Regulatory Assets, Noncurrent	415	442
Total regulated assets	526	506
Regulatory Liabilities, Current	56	59
Regulatory Liabilities, Noncurrent	1,324	1,314
Total regulated liabilities	$ 1,380	$ 1,373
Interest Capitalized [Abstract]
Minimum period of construction for capitalization of interest	3 months
Minimum total project cost for capitalization of interest	$ 1
Retirement Benefits, Description [Abstract]
Threshold For Amortization Of Unrecognized Actuarial Gains Losses	10.00%
Pension Benefits [Member]
Retirement Benefits, Description [Abstract]
Approximate Amortization Period Of Net Actuarial Gain Loss	10 years
Amortization Period Of Difference Between Expected And Actual Return On Plan Assets	5 years
Other Postretirement Benefits [Member]
Retirement Benefits, Description [Abstract]
Approximate Amortization Period Of Net Actuarial Gain Loss	5 years
Minimum [Member]
Leases [Abstract]
Lessee, Operating Lease, Term of Contract	1 year
Minimum [Member] | Pension Benefits [Member]
Retirement Benefits, Description [Abstract]
Threshold For Market Related Value	90.00%
Maximum [Member]
Leases [Abstract]
Lessee, Operating Lease, Term of Contract	20 years
Maximum [Member] | Pension Benefits [Member]
Retirement Benefits, Description [Abstract]
Threshold For Market Related Value	110.00%